Schedule of warrant valuation assumptions (Details)	Dec. 31, 2025
Measurement Input, Share Price [Member]
Business Combination [Line Items]
Warrant assumptions	4.00
Measurement Input, Exercise Price [Member]
Business Combination [Line Items]
Warrant assumptions	5.00
Measurement Input, Price Volatility [Member]
Business Combination [Line Items]
Warrant assumptions	60
Measurement Input, Risk Free Interest Rate [Member]
Business Combination [Line Items]
Warrant assumptions	4.0
Measurement Input, Expected Term [Member]
Business Combination [Line Items]
Expected term	4 years 6 months
Measurement Input, Expected Dividend Rate [Member]
Business Combination [Line Items]
Warrant assumptions	0